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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Mark A. Boyar            New York, New York    May 14, 2012
   -------------------------------    ------------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $84,383
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
              ITEM 1            ITEM 2    ITEM 3  ITEM 4        ITEM 5     ITEM 6  ITEM 7        ITEM 8
------------------------------ -------- --------- ------- ---------------- ------- ------ --------------------
                               TITLE OF            VALUE  SH/PRN  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
             ISSUER             CLASS     CUSIP   (x1000) AMOUNT  PRN CALL DISCRTN MGRS     SOLE   SHARED NONE
Altria Group Inc                 COM    02209s103 312      10,120 SH        Sole            10,120
AMC Networks Inc                 CL A   00164v103 600      13,436 SH        Sole            13,436
American Express Co              COM    025816109 529       9,137 SH        Sole             9,137
Ameriprise Financial Inc         COM    03076c106 2420     42,365 SH        Sole            42,365
AOL Inc                          COM    00184x105 1164     61,349 SH        Sole            61,349
Bank of America Corporation      COM    060505104 1488    155,468 SH        Sole           155,468
Bank of New York Mellon Corp     COM    064058100 2063     85,489 SH        Sole            85,489
Bristol-Myers Squibb Co          COM    110122108 1811     53,656 SH        Sole            53,656
Broadridge Financial Solutions   COM    11133t103 379      15,851 SH        Sole            15,851
Cablevision Systems Corp         CL A   12686c109 990      67,449 SH        Sole            67,449
Callaway Golf Co                 COM    131193104  68      10,015 SH        Sole            10,015
Carnival Corp                    COM    143658300 1112     34,656 SH        Sole            34,656
CBS Corp                         CL B   124857202 1047     30,866 SH        Sole            30,866
Cisco Systems Inc                COM    17275r102 1108     52,395 SH        Sole            52,395
Citigroup Inc                    COM    172967424 1517     41,505 SH        Sole            41,505
Clorox Co                        COM    189054109 2302     33,487 SH        Sole            33,487
Comcast Corp                   CL A SPL 20030n200 3898    132,083 SH        Sole           132,083
CVS Caremark Corporation         COM    126650100 559      12,470 SH        Sole            12,470
Dell Inc                         COM    24702r101 711      42,855 SH        Sole            42,855
Diebold Inc                      COM    253651103 757      19,660 SH        Sole            19,660
Disney Walt Co Disney            COM    254687106 1744     39,843 SH        Sole            39,843
Function X Inc                   COM    36077f108 406      70,000 SH        Sole            70,000
General Electric Co              COM    369604103 1898     94,590 SH        Sole            94,590
Hanesbrands Inc                  COM    410345102 1649     55,830 SH        Sole            55,830
Heinz H J Co                     COM    423074103 2324     43,398 SH        Sole            43,398
Home Depot Inc                   COM    437076102 3975     79,004 SH        Sole            79,004
Intel Corp                       COM    458140100 2035     72,392 SH        Sole            72,392
International Business Machine   COM    459200101 227       1,089 SH        Sole             1,089
International Speedway Corp      CL A   460335201 502      18,100 SH        Sole            18,100
Interval Leisure Group Inc       COM    46113m108 889      51,100 SH        Sole            51,100
Johnson & Johnson                COM    478160104 1742     26,413 SH        Sole            26,413
JPMorgan Chase & Co              COM    46625h100 3706     80,604 SH        Sole            80,604
Kimberly Clark Corp              COM    494368103 292       3,950 SH        Sole             3,950
Kraft Foods Inc                  CL A   50075n104 3698     97,282 SH        Sole            97,282
Madison Square Garden Inc        CL A   55826p100 2011     58,800 SH        Sole            58,800
Marriott Intl Inc                CL A   571903202 1355     35,793 SH        Sole            35,793
Meredith Corp                    COM    589433101 2389     73,601 SH        Sole            73,601
MGM Resorts International        COM    552953101 482      35,382 SH        Sole            35,382
Microsoft Corp                   COM    594918104 3641    112,870 SH        Sole           112,870
NASDAQ OMX Group Inc             COM    631103108 738      28,486 SH        Sole            28,486
Orient-Express Hotels Ltd        CL A   g67743107 169      16,570 SH        Sole            16,570
Pfizer Inc                       COM    717081103 4171    184,188 SH        Sole           184,188
Philip Morris Intl Inc           COM    718172109 266       3,000 SH        Sole             3,000
Reis Inc                         COM    75936p105 265      29,700 SH        Sole            29,700
Saks Inc                         COM    79377w108 1035     89,139 SH        Sole            89,139
Syms Corp                        COM    871551107 210      19,400 SH        Sole            19,400
Sysco Corp                       COM    871829107 1280     42,870 SH        Sole            42,870
Time Warner Inc                  COM    887317303 3534     93,615 SH        Sole            93,615
Travelers Companies Inc          COM    89417e109 3516     59,396 SH        Sole            59,396
United Parcel Service Inc        CL B   911312106 2438     30,208 SH        Sole            30,208
Verizon Communications Inc       COM    92343v104 536      14,021 SH        Sole            14,021
Waste Management Inc             COM    94106l109 320       9,167 SH        Sole             9,167
Wendys Co                        COM    95058w100 2320    463,014 SH        Sole           463,014
Western Union Co                 COM    959802109 1188     67,485 SH        Sole            67,485
Whirlpool Corp                   COM    963320106 1830     23,805 SH        Sole            23,805
Yahoo Inc                        COM    984332106 767      50,400 SH        Sole            50,400